Summary of significant accounting policies (Impairment Charges) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Impairment of long-lived assets	$ 8,790	$ 18,950	$ 17,564
Impairment of goodwill	273	167	200
Ecuador
Goodwill [Line Items]
Impairment of goodwill	$ 273
Peru
Goodwill [Line Items]
Impairment of goodwill		$ 167
Mexico
Goodwill [Line Items]
Impairment of goodwill			$ 200